                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES
                  Investment Company Act file number 811-08727

                   SunAmerica Senior Floating Rate Fund, Inc.
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311
               (Address of principal executive offices) (Zip code)

                                Vincent M. Marra
                 Senior Vice President & Chief Operating Officer
                      AIG SunAmerica Asset Management Corp.
                    Harborside Financial Center 3200 Plaza 5
                              Jersey City, NJ 07311
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6464

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

Item 1. Reports to Stockholders

SunAmerica Senior Floating Rate Fund, Inc. Semiannual report at June 30, 2005.

                                    [GRAPHIC]



  SunAmerica

                                                      Senior Floating Rate Fund

                2005 SEMIANNUAL REPORT


                                                    [LOGO] AIG Sun America
                                                               Mutual Funds

                        Table of Contents

                    SHAREHOLDER LETTER.................  1
                    STATEMENT OF ASSETS AND LIABILITIES  2
                    STATEMENT OF OPERATIONS............  3
                    STATEMENT OF CHANGES IN NET ASSETS.  4
                    STATEMENT OF CASH FLOWS............  5
                    FINANCIAL HIGHLIGHTS...............  6
                    PORTFOLIO OF INVESTMENTS........... 10
                    NOTES TO FINANCIAL STATEMENTS...... 16
                    APPROVAL OF ADVISORY AGREEMENTS.... 22
                    DIRECTORS AND OFFICERS INFORMATION. 25

              June 30, 2005                                    SEMIANNUAL REPORT

              Shareholder Letter

Dear Shareholders,

    On June 30, 2005, the semiannual period for the SunAmerica Senior Floating Rate Fund came to a close. Effective January 1, 2005, we assumed portfolio management responsibilities for this Fund. We believe that our 10 plus years experience as portfolio managers within this asset class and our strong team of research analysts will benefit the Fund.

    During the first three months of the semiannual period, the Senior Bank Loan market benefited from strong investor demand for the asset class. This demand, coupled with a relative lack of supply, led to record average prices for senior loans in late March. A minor sell-off in our asset class occurred in early Spring and was attributable to hedge funds selling in anticipation of pending redemptions, the downgrades of GM and Ford credit, and an increase in loan supply from several large primary issuances. This negative backdrop provided a brief window of buying opportunity, as the downturn in loan prices proved to be short-lived, and the market quickly rebounded.

    We thank you for your continued investment in the Fund.

Sincerely,

           /s/ John G. Lapham
           John G. Lapham
           /s/ Steven S. Oh
           Steven S. Oh
           AIG GLOBAL INVESTMENT GROUP

--------
The Fund is not a money market fund and its net asset value may fluctuate. Investments in Loans involve certain risks including nonpayment of principal and interest; collateral impairment; non-diversification and borrower industry concentration; and lack of full liquidity, which may impair the Fund's ability to obtain full value for Loans sold. The Fund may invest all or substantially all of its assets in Loans or other securities that are rated below investment grade, or in comparable unrated securities. Credit risks include the possibility of a default on the Loan or bankruptcy of the borrower. The value of these Loans is subject to a greater degree of volatility in response to interest rate fluctuations.

Past performance is no guarantee of future results.

        SunAmerica Senior Floating Rate Fund, Inc.
        STATEMENT OF ASSETS AND LIABILITIES -- June 30, 2005 -- (unaudited)

ASSETS:
Long-term investment securities, at value (unaffiliated)*......... $213,174,450
Short-term investment securities, at value*.......................   22,733,997
                                                                   ------------
  Total investments...............................................  235,908,447
Cash..............................................................      474,217
Receivable for:
  Dividends and interest..........................................    1,608,085
  Investments sold................................................    3,276,573
Prepaid expenses and other assets.................................        7,057
Due from investment adviser for expense reimbursements/fee waivers       57,585
Due from distributor for fee waivers..............................       40,935
                                                                   ------------
  Total assets....................................................  241,372,899
                                                                   ------------
LIABILITIES:
Payable for:
  Fund shares repurchased.........................................    7,504,848
  Investments purchased...........................................   11,953,195
  Investment advisory and management fees.........................      157,900
  Distribution and service maintenance fees.......................      122,831
  Administration fees.............................................       74,306
  Directors' fees and expenses....................................       10,509
  Other accrued expenses..........................................      166,161
Dividends payable.................................................      287,962
Commitments (Note 10).............................................           --
                                                                   ------------
  Total liabilities...............................................   20,277,712
                                                                   ------------
   Net assets..................................................... $221,095,187
                                                                   ============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $.01............................... $    236,075
Additional paid-in capital........................................  249,817,406
                                                                   ------------
                                                                    250,053,481
Accumulated undistributed net investment income (loss)............      (69,188)
Accumulated undistributed net realized gain (loss) on investments.  (27,901,226)
Unrealized appreciation (depreciation) on investments.............     (987,880)
                                                                   ------------
   Net assets..................................................... $221,095,187
                                                                   ============

                                                              Class A    Class B     Class C      Class D
NET ASSET VALUES:                                             -------- ----------- ------------ ------------
Net assets................................................... $367,862 $26,714,236 $168,503,203 $ 25,509,886
Shares outstanding...........................................   39,277   2,852,417   17,992,067    2,723,740
Net asset value, offering and repurchase price per share
 (excluding any applicable contingent deferred sales charges) $   9.37 $      9.37 $       9.37 $       9.37
                                                              ======== =========== ============ ============
*COST
  Long-term investment securities (unaffiliated).............................................   $214,162,330
                                                                                                ============
  Short-term investment securities...........................................................   $ 22,733,997
                                                                                                ============

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        STATEMENT OF OPERATIONS -- For the six months ended June 30, 2005 -- (unaudited)

INVESTMENT INCOME:
Interest (unaffiliated)........................................................... $ 5,950,731
Dividends (unaffiliated)..........................................................     192,681
Facility and other fee income (Note 2)............................................     267,642
                                                                                   -----------
   Total investment income........................................................   6,411,054
                                                                                   -----------
EXPENSES:
Investment advisory and management fees...........................................     960,529
Administration fees...............................................................     452,013
Distribution and service maintenance fees:
  Class A.........................................................................         392
  Class B.........................................................................     101,717
  Class C.........................................................................     649,971
Transfer agent fees and expenses:
  Class A.........................................................................       1,407
  Class B.........................................................................      10,737
  Class C.........................................................................      39,208
  Class D.........................................................................       5,083
Registration fees:
  Class A.........................................................................       2,225
  Class B.........................................................................       6,272
  Class C.........................................................................      15,023
  Class D.........................................................................       5,607
Accounting service fees...........................................................      33,227
Custodian fees....................................................................      47,131
Reports to shareholders...........................................................      67,158
Audit and tax fees................................................................      44,924
Legal fees........................................................................      20,605
Directors' fees and expenses......................................................      24,367
Other expenses....................................................................      35,926
                                                                                   -----------
   Total expenses before fee waivers, expense reimbursements and custody credits..   2,523,522
   Fees waived and expenses reimbursed by investment adviser and distributor......    (598,350)
   Custody credits earned on cash balances........................................     (11,192)
                                                                                   -----------
   Net expenses...................................................................   1,913,980
                                                                                   -----------
Net investment income (loss)......................................................   4,497,074
                                                                                   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments (unaffiliated)............................    (189,419)
Change in unrealized appreciation (depreciation) on investments...................    (926,681)
                                                                                   -----------
Net realized and unrealized gain (loss) on investments............................  (1,116,100)
                                                                                   -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................... $ 3,380,974
                                                                                   ===========

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        STATEMENT OF CHANGES IN NET ASSETS

                                                                                            For the
                                                                                          six months
                                                                                             ended     For the year
                                                                                           June 30,       ended
                                                                                             2005      December 31,
                                                                                          (unaudited)      2004
                                                                                         ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income (loss).......................................................... $  4,497,074  $  6,093,097
  Net realized gain (loss) on investments (unaffiliated)................................     (189,419)   (1,564,659)
  Net unrealized gain (loss) on investments (unaffiliated)..............................     (926,681)    2,996,261
                                                                                         ------------  ------------
Increase (decrease) in net assets resulting from operations.............................    3,380,974     7,524,699

Distributions to shareholders from:
  Net investment income (Class A).......................................................       (6,685)       (4,667)
  Net investment income (Class B).......................................................     (534,835)     (837,534)
  Net investment income (Class C).......................................................   (3,417,650)   (4,536,155)
  Net investment income (Class D).......................................................     (559,939)     (729,045)
                                                                                         ------------  ------------
Total distributions to shareholders.....................................................   (4,519,109)   (6,107,401)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 3) $ (7,734,208) $ 84,890,736
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................   (8,872,343)   86,308,034
Net Assets:
Beginning of period.....................................................................  229,967,530   143,659,496
                                                                                         ------------  ------------
End of period+.......................................................................... $221,095,187  $229,967,530
                                                                                         ============  ============
+Includes accumulated undistributed net investment income (loss)........................ $    (69,188) $    (47,153)
                                                                                         ============  ============

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        STATEMENT OF CASH FLOWS -- For the six months ended June 30, 2005 -- (unaudited)

INCREASE (DECREASE) IN CASH
Cash flows from operating activities:
Net increase in net assets from operations...................................................................... $   3,380,974

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities
  Purchase of loans.............................................................................................  (149,003,976)
  Proceed from loans sold.......................................................................................    82,594,669
  Loan principal paydowns.......................................................................................    63,465,127
  Purchases -- funding fees.....................................................................................         5,288
  Purchase of short-term securities, net........................................................................      (217,330)
  Accretion of facility fee income..............................................................................       (56,312)
  Increase in dividends and interest receivable.................................................................      (314,553)
  Increase in receivables for investments sold..................................................................    (1,746,844)
  Decrease in amount due from investment adviser................................................................        29,934
  Decrease in amount due from distributor.......................................................................         1,908
  Decrease in other assets......................................................................................        15,114
  Increase in payable for investments purchased.................................................................    10,368,518
  Decrease in payable to the adviser............................................................................        (8,515)
  Increase in other liabilities.................................................................................        36,154
  Unrealized depreciation on investments........................................................................       926,681
  Net realized loss from investments............................................................................       189,419
                                                                                                                 -------------
Net cash provided by operating activities....................................................................... $   9,666,256
                                                                                                                 -------------
Cash flows from financing activities:
Proceeds from shares sold.......................................................................................    34,661,521
Payment on shares repurchased...................................................................................   (44,257,086)
Cash dividends paid (not including reinvested dividends of $2,902,787)..........................................    (1,585,685)
                                                                                                                 -------------
Net cash used by financing activities........................................................................... $ (11,181,250)
                                                                                                                 -------------
Net decrease in cash............................................................................................    (1,514,994)
Cash balance at beginning of period.............................................................................     1,989,211
                                                                                                                 -------------
Cash balance at end of period................................................................................... $     474,217
                                                                                                                 =============

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        FINANCIAL HIGHLIGHTS

                                                                                        Class A
                                                                                --------------------
                                                                                  Period      For the
                                                                                Six Months  period from
                                                                                   ended     4/28/04*
                                                                                  6/30/05     through
                                                                                (unaudited)  12/31/04
                                                                                ----------- -----------
Net Asset Value, Beginning of Period...........................................   $ 9.41      $ 9.42
Investment Operations:
Net investment income (loss)@..................................................     0.19        0.22
Net realized and unrealized gain (loss) on investments.........................    (0.03)      (0.01)
                                                                                  ------      ------
  Total from investment operations.............................................     0.16        0.21
                                                                                  ------      ------
Distributions:
Dividends from net investment income...........................................    (0.20)      (0.22)
                                                                                  ------      ------
Net Asset Value, End of Period.................................................   $ 9.37      $ 9.41
                                                                                  ------      ------
Total Return(1)................................................................     1.69%       2.22%
Ratios/Supplemental Data
Net assets, end of period ($000's).............................................   $  368      $  224
Ratio of net expenses to average net assets....................................     1.45%#      1.45%#
Ratio of net investment income to average net assets...........................     4.26%#      3.44%#
Portfolio turnover rate........................................................       38%         24%
Expense ratio before waiver of fees and reimbursement of expenses..............     4.07%#      9.31%#
Net investment income ratio before waiver of fees and reimbursement of expenses     1.64%#     (4.42)%#

--------
*  Inception date of class
@  Calculated based upon average shares outstanding.
#  Annualized
(1)Total return is not annualized and does not reflect sales load but does include expense reimbursements.

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                       Class B
                                              ---------------------------------------------------------
                                                Period
                                              Six Months
                                                 ended      Year     Year     Year     Year      Year
                                                6/30/05    ended    ended    ended    ended      ended
                                              (unaudited) 12/31/04 12/31/03 12/31/02 12/31/01  12/31/00*
                                              ----------- -------- -------- -------- --------  ---------
Net Asset Value, Beginning of Period.........   $  9.41   $  9.33  $  8.78  $  9.03  $  9.64    $  9.98
Investment Operations:
Net investment income (loss).................      0.18@     0.29@    0.40@    0.40@    0.58@      0.75
Net realized and unrealized gain (loss) on
 investments.................................     (0.04)     0.08     0.54    (0.26)   (0.60)     (0.33)
                                                -------   -------  -------  -------  -------    -------
 Total from investment operations............      0.14      0.37     0.94     0.14    (0.02)      0.42
                                                -------   -------  -------  -------  -------    -------
Distributions:
Dividends from net investment income.........     (0.18)    (0.29)   (0.39)   (0.39)   (0.59)     (0.76)
                                                -------   -------  -------  -------  -------    -------
Net Asset Value, End of Period...............   $  9.37   $  9.41  $  9.33  $  8.78  $  9.03    $  9.64
                                                -------   -------  -------  -------  -------    -------
Total Return(1)..............................      1.54%     3.97%   10.95%    1.54%   (0.41)%     4.61%
Ratios/Supplemental Data
Net assets, end of period ($000's)...........   $26,714   $27,530  $26,565  $31,906  $42,335    $50,966
Ratio of net expenses to average net assets..      1.75%#    1.75%    1.54%    1.45%    1.45%      1.42%
Ratio of net investment income to average
 net assets..................................      3.92%#    3.04%    4.35%    4.42%    6.23%      7.85%
Portfolio turnover rate......................        38%       24%      75%     112%      69%        41%
Expense ratio before waiver of fees and
 reimbursement of expenses...................      2.37%#    2.38%    2.57%    2.51%    2.47%      2.31%
Net investment income ratio before waiver of
 fees and reimbursement of expenses..........      3.31%#    2.41%    3.33%    3.36%    5.21%      6.96%

--------
@  Calculated based upon average shares outstanding.
* The financial statements of the Fund for the period ended 12/31/00 were audited by other independent auditors whose report dated February 23, 2001 expressed an unqualified opinion on the statements.
#  Annualized
(1)Total return is not annualized and does not reflect sales load but does include expense reimbursements.

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                                   Class C
                                                        ------------------------------------------------------------
                                                          Period
                                                        Six Months
                                                           ended      Year      Year      Year      Year      Year
                                                          6/30/05    ended     ended     ended     ended      ended
                                                        (unaudited) 12/31/04  12/31/03  12/31/02  12/31/01  12/31/00*
                                                        ----------- --------  --------  -------- --------   ---------
Net Asset Value, Beginning of Period...................  $   9.41   $   9.33  $   8.78  $  9.03  $   9.64   $   9.98
Investment Operations:
Net investment income (loss)...........................      0.19@      0.28@     0.38@    0.40@     0.57@      0.76
Net realized and unrealized gain (loss) on investments.     (0.05)      0.09      0.56    (0.27)    (0.60)     (0.33)
                                                         --------   --------  --------  -------  --------   --------
 Total from investment operations......................      0.14       0.37      0.94     0.13     (0.03)      0.43
                                                         --------   --------  --------  -------  --------   --------
Distributions:
Dividends from net investment income...................     (0.18)     (0.29)    (0.39)   (0.38)    (0.58)     (0.77)
                                                         --------   --------  --------  -------  --------   --------
Net Asset Value, End of Period.........................  $   9.37   $   9.41  $   9.33  $  8.78  $   9.03   $   9.64
                                                         --------   --------  --------  -------  --------   --------
Total Return(1)........................................      1.54%      3.97%    10.92%    1.47%    (0.45)%     4.60%
Ratios/Supplemental Data
Net assets, end of period ($000's).....................  $168,503   $174,583  $103,726  $86,101  $140,664   $227,662
Ratio of net expenses to average net assets............      1.75%#     1.75%     1.59%    1.50%     1.50%      1.43%
Ratio of net investment income to average net assets...      3.92%#     3.06%     4.22%    4.33%     6.28%      7.85%
Portfolio turnover rate................................        38%        24%       75%     112%       69%        41%
Expense ratio before waiver of fees and reimbursement
 of expenses...........................................      2.30%#     2.35%     2.51%    2.48%     2.52%      2.32%
Net investment income ratio before waiver of fees and
 reimbursement of expenses.............................      3.37%#     2.46%     3.31%    3.36%     5.26%      6.96%

--------
@  Calculated based upon average shares outstanding.
* The financial statements of the Fund for the period ended 12/31/00 were audited by other independent auditors whose report dated February 23, 2001 expressed an unqualified opinion on the statements.
#  Annualized
(1)Total return is not annualized and does not reflect sales load but does include expense reimbursements.

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                                                             Class D
                                                                                      --------------------------------------
                                                                                        Period
                                                                                      Six Months
                                                                                         ended      Year     Year     Year
                                                                                        6/30/05    ended    ended    ended
                                                                                      (unaudited) 12/31/04 12/31/03 12/31/02
                                                                                      ----------- -------- -------- --------
Net Asset Value, Beginning of Period.................................................   $  9.41   $  9.33  $  8.78  $  9.03
Investment Operations:
Net investment income (loss)@........................................................      0.21      0.33     0.43     0.43
Net realized and unrealized gain (loss) on investments...............................     (0.04)     0.08     0.54    (0.27)
                                                                                        -------   -------  -------  -------
 Total from investment operations....................................................      0.17      0.41     0.97     0.16
                                                                                        -------   -------  -------  -------
Distributions:
Dividends from net investment income.................................................     (0.21)    (0.33)   (0.42)   (0.41)
                                                                                        -------   -------  -------  -------
Net Asset Value, End of Period.......................................................   $  9.37   $  9.41  $  9.33  $  8.78
                                                                                        -------   -------  -------  -------
Total Return(1)......................................................................      1.79%     4.49%   11.28%    1.72%
Ratios/Supplemental Data
Net assets, end of period ($000's)...................................................   $25,510   $27,630  $13,369  $15,037
Ratio of net expenses to average net assets..........................................      1.25%#    1.25%    1.25%    1.25%
Ratio of net investment income to average net assets.................................      4.42%#    3.60%    4.63%    4.58%
Portfolio turnover rate..............................................................        38%       24%      75%     112%
Expense ratio before waiver of fees and reimbursement of expenses....................      1.58%#    1.62%    1.86%    1.77%
Net investment income ratio before waiver of fees and reimbursement of expenses......      4.09%#    3.23%    4.02%    4.06%

                                                                                         Class D
                                                                                      -------------

                                                                                      For the period
                                                                                        05/02/01*
                                                                                         through
                                                                                         12/31/01
                                                                                      --------------
Net Asset Value, Beginning of Period.................................................    $  9.46
Investment Operations:
Net investment income (loss)@........................................................       0.35
Net realized and unrealized gain (loss) on investments...............................      (0.42)
                                                                                         -------
 Total from investment operations....................................................      (0.07)
                                                                                         -------
Distributions:
Dividends from net investment income.................................................      (0.36)
                                                                                         -------
Net Asset Value, End of Period.......................................................    $  9.03
                                                                                         -------
Total Return(1)......................................................................      (0.79)%
Ratios/Supplemental Data
Net assets, end of period ($000's)...................................................    $26,372
Ratio of net expenses to average net assets..........................................       1.25%#
Ratio of net investment income to average net assets.................................       5.66%#
Portfolio turnover rate..............................................................         69%
Expense ratio before waiver of fees and reimbursement of expenses....................       2.27%#
Net investment income ratio before waiver of fees and reimbursement of expenses......       4.64%#

--------
*  Inception date of class
@  Calculated based upon average shares outstanding.
#  Annualized
(1)Total return is not annualized and does not reflect sales load but does include expense reimbursements.

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO PROFILE -- June 30, 2005 -- (unaudited)

          Industry Allocation*
          Broadcasting & Entertainment........................  13.26%
          Registered Investment Companies.....................  10.28
          Healthcare, Education and Childcare.................   9.52
          Chemicals, Plastics and Rubber......................   6.95
          Beverage, Food & Tobacco............................   5.89
          Automobile..........................................   5.28
          Leisure, Amusement, Entertainment...................   5.20
          Telecommunications..................................   5.03
          Containers, Packaging and Glass.....................   4.67
          Printing and Publishing.............................   4.49
          Buildings & Real Estate.............................   4.29
          Hotels, Motels, Inns and Gaming.....................   3.86
          Home and Office Furnishings, Housewares and Durables   3.71
          Utilities...........................................   3.33
          Diversified/Conglomerate Manufacturing..............   3.17
          Diversified/Conglomerate Service....................   2.94
          Retail Stores.......................................   2.75
          Electronics.........................................   2.58
          Personal and Nondurable Consumer Products...........   1.86
          Oil and Gas.........................................   1.65
          Personal, Goods and Misc. Services..................   1.49
          Ecological..........................................   1.33
          Cargo Transport.....................................   0.97
          Aerospace/Defense...................................   0.83
          Farming and Agriculture.............................   0.42
          Mining, Steel, Iron and Nonprecious Metals..........   0.40
          Personal Transportation.............................   0.32
          Textiles and Leather................................   0.23
                                                               ------
                                                               106.70%
                                                               ======


                            Credit Quality+#

                            AA-.............   0.74%
                            BBB.............   0.47
                            BB+.............   6.74
                            BB..............  12.75
                            BB-.............  16.61
                            B+..............  25.12
                            B...............  18.33
                            B-..............   7.05
                            Not Rated@......  12.19
                                             ------
                                             100.00%
                                             ======

--------
*  Calculated as a percentage of Net Assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- June 30, 2005 -- (unaudited)

                                                              Ratings/(1)/
                                                              -----------
                                                                            Interest  Maturity  Principal    Value
           Industry Description                   Type        Moody's  S&P    Rate    Date/(2)/  Amount     (Note 2)
----------------------------------------------------------------------------------------------------------------------
LOANS/(3)(4)/ -- 95.86%
Aerospace/Defense -- 0.82%
  Hexcel Corp.............................. BTL-B               B2     B+  4.88-5.06%  3/01/12  $  822,222 $   829,803
  SI International, Inc.................... BTL                 B1     B+  5.78-5.99   2/01/11     997,500   1,013,710
                                                                                                           -----------
                                                                                                             1,843,513
                                                                                                           -----------
Automobile -- 5.28%
  Collins & Aikman Products Co.(5)......... BTL-B1             Caa2     B  7.81-9.75   8/31/11     272,806     202,705
  Collins & Aikman Products Co.(5)......... Revolver           Caa2     B       9.75   8/31/09     107,758      79,808
  Dura Operating Corp...................... 2nd Lien            B2      B       6.78   4/13/11   1,000,000     996,250
  Goodyear Tire & Rubber Co................ 2nd Lien            B2     B+       5.89   4/30/10   2,000,000   2,000,536
  Grand Vehicle Works Holding Corp......... 2nd Lien            B3     B-      11.10   7/23/11   2,000,000   1,700,000
  Grand Vehicle Works Holding Corp......... BTL-B               B2     B+       8.33   7/23/10     990,000     900,900
  HLI Operating Co., Inc................... BTL-C               B1     BB- 8.88-8.99   6/03/10     500,000     501,563
  Key Automotive Group..................... BTL-B               B1     BB- 6.14-8.25   6/25/10   1,257,034   1,252,320
  Plastech, Inc.@.......................... 2nd Lien            B1      B      10.64   2/25/10   1,000,000     937,500
  Tenneco Automotive, Inc.................. BTL-B               B1     B+       5.54  12/12/10     608,359     616,724
  Tenneco Automotive, Inc.................. BTL-B1              B1     B+       5.36  12/12/10     267,241     270,916
  TRW Automotive Acquisitions Corp......... BTL-E              Ba2     NR       4.94  10/31/10   1,492,500   1,497,724
  United Components, Inc................... BTL-C               B1     BB-      5.75   6/30/10     723,333     734,410
                                                                                                           -----------
                                                                                                            11,691,356
                                                                                                           -----------
Beverage, Food and Tobacco -- 5.89%
  Alliance One International, Inc.......... BTL-B               B1     BB-      6.73   5/13/10     997,500   1,014,956
  Chiquita Brands International, Inc....... BTL-C               B1     B+       5.84   6/30/12     500,000     506,563
  Commonwealth Brands, Inc................. BTL                Ba3     B+       6.63   8/28/07     512,040     518,440
  Constellation Brands, Inc................ BTL-B              Ba2     BB  4.75-5.19  11/30/11   3,323,333   3,359,797
  Dole Food Co., Inc....................... BTL-B              Ba3     BB  4.69-6.75   7/22/12     985,031     993,343
  Dole Holding Co.......................... BTL                 B3      B       8.00   7/21/10   1,500,000   1,545,000
  Keystone Foods Holdings, LLC............. BTL                Ba3     B+       5.13   6/16/11   1,193,191   1,208,851
  National Distributing@................... 2nd Lien            NR     NR       9.96   6/16/10   1,000,000   1,000,000
  Pierre Foods, Inc........................ BTL-B               B1     B+       5.69   6/30/10     862,991     875,396
  Southern Wine & Spirits of America, Inc.. BTL-B              Ba3     BB+      4.99   5/31/12   1,995,000   2,008,716
                                                                                                           -----------
                                                                                                            13,031,062
                                                                                                           -----------
Broadcasting and Entertainment -- 13.26%
  Adelphia Communications Corp............. BTL-B               B1     NR       5.38   3/31/06   2,000,000   2,007,812
  Adelphia -- Hilton Head Co............... BTL                 NR     NR       5.76   9/30/08   1,000,000   1,000,000
  Cebridge Connections, Inc................ 1st Lien            B3     NR  6.37-8.50   2/23/09     691,250     693,410
  Cebridge Connections, Inc................ 2nd Lien           Caa1    NR  9.13-9.52   2/04/09   1,283,750   1,280,541
  Century Cable Holdings, LLC(5)........... Discretionary BTL   Ca     NR       8.25  12/31/09   2,500,000   2,476,563
  Century -- TCI California, LP(5)......... Revolver            NR     NR       6.25   6/30/09   1,000,000     994,688
  Charter Communications Operating, LLC.... BTL-B               B2      B       6.44   4/27/11   3,967,462   3,947,804
  DIRECTV Holdings, LLC.................... BTL-B              Ba1     BB       4.74   4/07/13   1,333,333   1,339,584
  Haights Cross Operating Co............... BTL                 B3     B-       7.77   8/20/08   1,471,288   1,495,196
  Insight Midwest Holdings, LLC............ BTL-B              Ba3     BB+      6.13  12/31/09     985,000     996,390
  Intelstat Zeus, Ltd...................... BTL-B               B1      B       5.25   7/28/11     995,000   1,004,453
  Mission Broadcasting, Inc................ BTL-B              Ba3     B+       5.24  10/01/12   1,216,197   1,224,051
  Nexstar Broadcasting, Inc................ BTL-B              Ba3     B+       5.24  10/01/12   1,283,803   1,293,698
  PANAMSAT Corp............................ BTL-B1             Ba3     BB+      5.65   8/20/11   4,466,114   4,541,368
  Spanish Broadcasting Systems, Inc........ 1st Lien            B1     NR       5.49   6/01/12     997,500   1,008,098
  UPC Financing Partnership................ BTL-H               B1      B       5.75   9/03/12   2,000,000   2,001,806
  WideOpenWest Finance, LLC................ BTL-B               B2     NR  6.19-6.49   6/22/11     997,481   1,004,962
  Young Broadcasting, Inc.................. BTL                 B1      B  5.50-5.75  11/02/12   1,000,000   1,010,208
                                                                                                           -----------
                                                                                                            29,320,632
                                                                                                           -----------
Buildings & Real Estate -- 4.29%
  Atrium Cos., Inc......................... BTL                 B3      B  5.90-8.00  12/28/11   2,439,456   2,351,025
  CNL Hospitality Partners, LP............. BTL                Ba3     NR       5.68  10/13/06     291,111     291,838
  Crescent Real Estate Equities, LP........ BTL                Ba3     BB+      5.36   5/30/08     426,117     430,245
  General Growth Properties, Inc........... BTL-A              Ba2     BB+      5.37  11/12/07     473,712     476,800
  Masonite International Corp.............. BTL                 B2     BB- 5.21-5.49   4/16/13   1,498,774   1,498,358
  Masonite International Corp.............. CND TL              B2     BB- 5.21-5.49   4/16/13   1,496,226   1,495,809
  Palmdale Hills Property, LLC............. 1st Lien            B1     B+       6.26   5/01/12   1,000,000   1,000,000
  Palmdale Hills Property, LLC............. 2nd Lien            B2     B-      10.76   5/01/12   1,000,000   1,000,000
  PGT Industries, Inc...................... BTL-A               B1      B       5.93   1/29/10     923,000     934,537
                                                                                                           -----------
                                                                                                             9,478,612
                                                                                                           -----------

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- June 30, 2005 -- (unaudited) (continued)

                                                            Ratings/(1)/
                                                            -----------
                                                                          Interest   Maturity  Principal    Value
             Industry Description                   Type    Moody's  S&P    Rate     Date/(2)/  Amount     (Note 2)
---------------------------------------------------------------------------------------------------------------------
Cargo Transport -- 0.97%
  Pacer International, Inc...................... BTL          B1     NR   5.19-5.38%  6/10/10  $  972,549 $   982,275
  United States Shipping, LLC................... BTL         Ba3     NR        5.49   4/30/10   1,140,865   1,152,631
                                                                                                          -----------
                                                                                                            2,134,906
                                                                                                          -----------
Chemicals, Plastics and Rubber -- 6.95%
  Celanese AG................................... BTL-B        B1     B+        5.74   4/06/11   2,610,033   2,649,591
  Hercules, Inc................................. BTL-B       Ba1     BB   4.87-5.24  10/08/10     888,750     898,526
  Hexion Specialty Chemicals, Inc............... Tranche B1   B1     BB-       5.88   5/30/12     840,000     850,500
  Hexion Specialty Chemicals, Inc............... Tranche B2   B1     BB-       5.88   5/31/12   1,160,000   1,174,500
  Huntsman International, LLC................... BTL-B1      Ba3     BB-       5.56  12/31/10   2,347,062   2,359,164
  Invista B.V................................... BTL-B1      Ba3     BB        5.75   4/29/11   1,345,765   1,367,353
  Invista B.V................................... BTL-B2      Ba3     BB        5.75   4/29/11     583,882     593,249
  Mosaic Co..................................... BTL-B       Ba2     BB+  4.69-5.19   2/21/12     997,500   1,006,696
  PQ Corp....................................... BTL          B1     B+        5.50   2/15/13     748,125     755,139
  Rockwood Specialties Group, Inc............... BTL-D        B1     B+        5.43   7/30/12   2,000,000   2,030,626
  Wellman, Inc.................................. 2nd Lien     B2     B-        9.96   2/04/10   1,500,000   1,556,250
  Westlake Chemical Corp........................ BTL-B       Ba2     NR   5.58-7.50   7/23/10     120,000     121,200
                                                                                                          -----------
                                                                                                           15,362,794
                                                                                                          -----------
Containers, Packaging and Glass -- 4.67%
  Appleton Papers, Inc.......................... BTL         Ba3     BB   5.55-5.73   6/11/10   1,113,750   1,125,236
  Berry Plastics Corp........................... BTL-C        B1     B+   5.39-5.60  12/02/11     196,377     199,593
  Berry Plastics Corp........................... BTL          B2     B+   5.39-5.60  12/02/11   1,303,623   1,324,969
  Boise Cascade Corp............................ BTL-D       Ba3     BB   5.09-5.25  10/28/11   1,106,713   1,122,392
  Graham Packaging Co., LP...................... Tranche B    B2      B   5.69-6.00   4/07/12   2,487,500   2,526,108
  Owens-Illinois Group, Inc..................... BTL-A1       B1     BB-       4.92   4/01/07     486,733     489,978
  Owens-Illinois Group, Inc..................... BTL-B1       B1     BB-       5.02   4/01/08     657,024     662,773
  Precise Technology, Inc....................... 1st Lien     B1     B+        6.50   3/25/11     675,788     681,490
  Precise Technology, Inc....................... 2nd Lien     B2     B-        9.50   3/22/11     500,000     504,375
  Ranpak Corp................................... BTL-B        B3      B        6.66   5/26/10     680,428     687,232
  Silgan Holdings, Inc.......................... BTL-B       Ba3     BBB       4.74   6/30/13   1,000,000   1,004,844
                                                                                                          -----------
                                                                                                           10,328,990
                                                                                                          -----------
Diversified/Conglomerate Manufacturing -- 3.18%
  Accuride Corp................................. BTL-B        B2     B+   5.50-5.69   1/31/12   1,616,818   1,622,477
  Enersys, Inc.................................. BTL         Ba3     BB   5.22-5.66   3/17/11     594,000     602,353
  Invensys International Holdings, Ltd.......... 2nd Lien     B1     B-        7.87  12/05/09   1,012,329   1,032,575
  Maxim Crane Works, LP......................... 2nd Lien     B3     B+        8.94   1/31/12     250,000     260,625
  Maxim Crane Works, LP......................... BTL          B2     BB-  6.00-6.19   1/31/10     416,667     424,479
  Penn Engineering & Manufacturing Corp......... BTL          B2      B        5.97   5/01/12     500,000     502,500
  Ply Gem Industries, Inc....................... BTL          B1     B+   5.99-6.16   2/24/11   1,257,496   1,260,640
  Ply Gem Industries, Inc....................... CND TL       B1     B+   5.99-6.16   2/24/11     184,782     185,244
  Polypore, Inc................................. BTL          B1      B        5.58  11/12/11   1,122,000   1,129,013
                                                                                                          -----------
                                                                                                            7,019,906
                                                                                                          -----------
Diversified/Conglomerate Service -- 2.94%
  Billing Concepts, Inc......................... BTL-A        B2     B+        6.49   4/22/10     975,000     975,000
  Bridge Information Systems, Inc.+@(5)(6)...... BTL-B       Caa1    NR        9.25   5/29/05     421,180      12,635
  Coinstar, Inc................................. BTL         Ba3     BB-       5.13   7/07/11     878,935     892,119
  Fidelity National Information Solutions, Inc.. BTL-B       Ba3     BB        4.96   3/04/13   1,845,000   1,839,714
  InfoUSA, Inc.................................. BTL-A       Ba3     BB        5.99   3/25/09     781,250     783,203
  NES Rentals Holdings, Inc..................... 2nd Lien     B3     B+  8.97-11.25   7/20/10   1,488,750   1,517,595
  Protection One, Inc........................... BTL          B2     B+   6.29-6.30   4/11/11     470,000     475,875
                                                                                                          -----------
                                                                                                            6,496,141
                                                                                                          -----------
Ecological -- 1.33%
  Allied Waste North America, Inc............... LOC          B1     BB        5.15   1/15/12     810,811     813,739
  Allied Waste North America, Inc............... BTL          B1     BB   5.17-5.52   1/15/12   2,124,273   2,131,514
                                                                                                          -----------
                                                                                                            2,945,253
                                                                                                          -----------

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- June 30, 2005 -- (unaudited) (continued)

                                                              Ratings/(1)/
                                                              -----------
                                                                            Interest  Maturity  Principal    Value
               Industry Description                   Type    Moody's  S&P    Rate    Date/(2)/  Amount     (Note 2)
----------------------------------------------------------------------------------------------------------------------
Electronics -- 2.13%
  Amkor Technology, Inc............................ 2nd Lien    B1     NR       7.79% 10/27/10  $1,000,000 $ 1,012,500
  Fairchild Semiconductor Corp..................... BTL-B3     Ba3     BB- 5.25-5.44   6/19/08   1,470,112   1,486,651
  UGS Corp......................................... BTL         B1     B+       5.33   3/31/12   2,177,240   2,201,734
                                                                                                           -----------
                                                                                                             4,700,885
                                                                                                           -----------
Farming and Agriculture -- 0.42%
  AGCO Corp........................................ BTL        Ba1     BB+ 4.82-5.17   7/03/09     913,167     918,303
                                                                                                           -----------
Healthcare, Education and Childcare -- 9.52%
  Accredo Health, Inc.............................. BTL-B      Ba2     NR       5.08   6/30/11   1,385,000   1,390,194
  Alpharma Operating Corp.......................... BTL-A       B1     B+       5.05  10/05/08     484,948     484,797
  AMR/EmCare Holdings.............................. BTL         B2     B+  5.48-5.91   2/15/12     997,500     999,994
  Community Health Systems, Inc.................... BTL        Ba3     BB-      5.07   8/19/11   1,318,784   1,334,719
  Conmed Corp...................................... BTL-C      Ba3     BB-      5.71  12/15/09     766,408     774,910
  Cooper Cos....................................... BTL-B      Ba3     BB       5.00  11/15/11   1,000,000   1,009,167
  DaVita, Inc...................................... BTL-B       B1     BB-      5.76   7/30/12   3,000,000   3,041,484
  Hanger Orthopedic Group, Inc..................... BTL-B       B1     B+       6.99   9/30/09     982,500     992,325
  HealthSouth Corp................................. LOC        Caa2    NR       3.06   3/17/10     925,000     937,141
  HealthSouth Corp................................. BTL        Caa2    NR       5.82   3/17/10   1,575,000   1,595,672
  LifePoint Hospitals.............................. BTL-B      Ba3     BB       4.85   4/15/12     990,000     992,104
  Magellan Health Services, Inc.................... BTL         B1     B+  5.66-5.87   8/15/08     409,722     415,356
  Magellan Health Services, Inc.................... LOC         B1     B+       3.03   8/15/08     277,778     281,597
  Medco Health Solutions, Inc...................... BTL-A      Aa3     AA- 3.72-4.57   6/30/10   1,560,714   1,568,031
  Multiplan, Inc................................... BTL        Ba3     B+       6.24   3/04/09   1,041,667   1,048,828
  Quintiles Transnational Corp..................... BTL-B       B1     BB-      5.24   9/25/09     498,629     501,434
  Vanguard Health Systems, Inc..................... Tranche 1   B2      B       6.74   9/23/11     992,500   1,009,248
  Warner Chilcott Holdings Co...................... BTL-B       B2      B  5.96-6.01   1/18/12   1,089,091   1,093,078
  Warner Chilcott Holdings Co...................... BTL-C       B2      B       6.01   1/18/12     438,851     440,457
  Warner Chilcott Holdings Co...................... BTL-D       B2      B       6.01   1/18/12     202,737     203,479
  Youth and Family Centered Services, Inc.......... BTL-B       NR     NR  7.10-7.65   5/28/11     927,040     924,722
                                                                                                           -----------
                                                                                                            21,038,737
                                                                                                           -----------
Home and Office Furnishings, Housewares and Durables -- 3.71%
  Jarden Corp...................................... BTL         B1     B+  5.30-5.49   4/11/12   1,408,227   1,424,950
  Juno Lighting, Inc............................... 1st Lien    B1     B+  5.71-7.75  11/21/10   2,095,691   2,106,170
  Juno Lighting, Inc............................... 2nd Lien    B2     B-       8.79   5/20/11   1,000,000   1,010,000
  Maax Corp........................................ BTL-B       B1      B  5.87-6.10   6/04/11   1,188,000   1,193,940
  Sealy Mattress Co................................ BTL-D       B1     B+  4.91-5.08   8/06/12   1,474,251   1,484,387
  Simmons Co....................................... Tranche C   B2     B+  5.44-7.75  12/19/11     967,735     973,379
                                                                                                           -----------
                                                                                                             8,192,826
                                                                                                           -----------
Hotels, Motels, Inns, and Gaming -- 3.86%
  Boyd Gaming Corp................................. BTL        Ba2     BB  4.88-4.99   6/30/11     660,000     664,125
  Isle of Capri Casinos, Inc....................... BTL        Ba2     BB- 4.90-5.24   2/04/11     298,500     301,858
  Penn National Gaming, Inc........................ BTL-B      Ba3     BB-      5.51   6/01/12   2,000,000   2,030,178
  Trump Entertainment Resorts Holdings, Inc........ BTL-B1      B2     BB- 5.93-6.14   5/04/12     500,000     506,250
  Venetian Casino Resorts, LLC..................... BTL-B       B1     BB-      5.24   6/15/11   4,974,359   5,029,878
                                                                                                           -----------
                                                                                                             8,532,289
                                                                                                           -----------
Leisure, Amusement, Entertainment -- 5.20%
  24 Hour Fitness Worldwide, Inc................... BTL-B       B2      B       6.19   6/30/12   2,000,000   2,032,500
  Fender Musical Instruments Corp.................. 1st Lien    B1     B+       5.46   3/31/12     500,000     508,750
  Metro-Goldwyn-Mayer Studios, Inc................. BTL-B      Ba3     B+       5.74   4/08/12   3,000,000   3,014,064
  Regal Cinemas, Inc............................... BTL        Ba3     BB-      5.24  11/10/10   1,436,251   1,450,912
  Six Flags Theme Parks, Inc....................... BTL-B       B1     B-  5.72-5.90   6/30/09     997,481   1,010,262
  WMG Acquisition Corp............................. BTL         B1     B+  5.15-5.52   2/28/11   3,454,831   3,480,742
                                                                                                           -----------
                                                                                                            11,497,230
                                                                                                           -----------
Mining, Steel, Iron and Nonprecious Metals -- 0.40%
  Novelis, Inc..................................... BTL-B      Ba2     BB-      4.96   1/07/12     549,186     555,923
  Novelis, Inc..................................... CND TL     Ba2     BB-      4.96   1/07/12     316,198     320,077
                                                                                                           -----------
                                                                                                               876,000
                                                                                                           -----------

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- June 30, 2005 -- (unaudited) (continued)

                                                             Ratings/(1)/
                                                             -----------
                                                                           Interest  Maturity  Principal    Value
               Industry Description                  Type    Moody's  S&P    Rate    Date/(2)/  Amount     (Note 2)
---------------------------------------------------------------------------------------------------------------------
Oil and Gas -- 1.59%
  Kerr-McGee Corp................................. BTL-B      Ba3     BB+      5.79%  5/24/11  $2,000,000 $ 2,033,194
  Williams Production RMT Co...................... BTL-C       B1     BB       5.49   5/30/07   1,470,113   1,486,651
                                                                                                          -----------
                                                                                                            3,519,845
                                                                                                          -----------
Personal and Nondurable Consumer Products -- 1.86%
  American Achievement Corp....................... BTL-B       B1     B+  5.85-7.75   3/22/11     897,551     904,283
  American Safety Razor Co........................ BTL-B       B2      B  5.88-6.07   2/28/12     997,500   1,004,981
  Church & Dwight Co., Inc........................ Tranche B  Ba2     BB       5.08   5/30/11     845,306     854,463
  Hillman Group, Inc.............................. BTL-B       B2      B  6.69-6.75   3/31/11     822,917     832,946
  Spectrum Brands, Inc............................ BTL-B       B1     B+  5.13-5.49   2/07/12     498,750     505,088
                                                                                                          -----------
                                                                                                            4,101,761
                                                                                                          -----------
Personal, Goods and Misc. Services -- 1.49%
  Burt's Bees, Inc................................ BTL         B2      B  6.13-6.41   3/29/11     498,750     504,984
  Maidenform, Inc................................. BTL        Ba3     B+       5.52   5/11/10     500,000     500,000
  Stewart Enterprises, Inc........................ BTL-B      Ba3     BB  4.75-5.39  11/19/11     487,373     491,029
  Worldspan, LP................................... BTL         B2      B  5.88-6.19   2/14/10   1,844,444   1,807,556
                                                                                                          -----------
                                                                                                            3,303,569
                                                                                                          -----------
Personal Transportation -- 0.32%
  Northwest Airlines, Inc......................... BTL-A       B3     B-       8.33  11/17/09     750,000     708,594
                                                                                                          -----------
Printing and Publishing -- 4.49%
  Affinity Group, Inc............................. BTL-B1     Ba3     NR  6.21-6.42   6/30/06     342,398     345,679
  Affinity Group, Inc............................. BTL-B2     Ba3     NR       6.42   6/30/06     855,995     864,198
  American Lawyers Media, Inc..................... 1st Lien    B3     B-       5.99   3/14/10     498,750     499,997
  Dex Media West, LLC............................. BTL-B      Ba2     BB- 4.66-5.08   3/09/10   1,146,167   1,157,628
  Journal Register Co............................. BTL-B      Ba2     BB+ 4.57-4.69   8/12/12   1,000,000   1,005,313
  Liberty Group Publishing, Inc................... BTL-B       B1     B+  5.44-7.50   2/28/12     492,516     495,799
  Primedia, Inc................................... BTL         B2      B       7.69  12/31/09   1,584,000   1,601,159
  R.H. Donnelly, Inc.............................. BTL-D      Ba3     BB  4.87-5.24   6/30/11   1,521,838   1,538,800
  Transwestern Publishing Co...................... BTL-B       B1     B+  5.44-7.25   2/25/11     913,298     918,007
  Transwestern Publishing Co...................... BTL         B1     B+       4.56   2/25/11   1,500,000   1,507,734
                                                                                                          -----------
                                                                                                            9,934,314
                                                                                                          -----------
Retail Stores -- 2.75%
  Alimentation Couche-Tard, Inc................... BTL        Ba2     BB       5.06  12/17/10     604,592     610,827
  Eddie Bauer, Inc................................ BTL-B      Ba3     B+       6.05   6/21/11   1,000,000   1,017,188
  Eye Care Centers of America, Inc................ BTL         B2      B  6.12-6.40   1/24/12   1,000,000   1,007,500
  Jean Coutu Group, Inc........................... BTL-B       B1     BB       5.50   7/30/11   1,488,750   1,511,779
  Quality Stores, Inc. (Central Tractor)+@#(5)(6). BTL-B      Caa2    NR       8.75   4/30/06     846,495          --
  Ruth's Chris Steak House, Inc................... BTL         NR     NR       6.25   3/08/11   1,923,810   1,928,619
                                                                                                          -----------
                                                                                                            6,075,913
                                                                                                          -----------
Telecommunications -- 4.98%
  Centennial Cellular Operating Co................ BTL         B2     B-  5.57-5.77   2/09/11   1,481,250   1,503,469
  Cricket Communications, Inc..................... BTL-B       B1     B-       5.99  12/20/10   1,990,000   1,999,701
  FairPoint Communications, Inc................... BTL-B       B1     BB- 5.44-5.56   2/07/12   1,000,000   1,012,500
  Hawaiian Telecom Communications, Inc............ BTL-B       B1     B+       5.73  10/31/12   1,000,000   1,011,563
  Ntelos, Inc..................................... 1st Lien    B2      B       5.83   8/31/11   1,492,500   1,491,102
  Ntelos, Inc..................................... 2nd Lien    B3      B       8.33   2/28/12     500,000     493,750
  Qwest Corp...................................... BTL-A      Ba3     BB-      7.93   6/30/07     400,000     412,562
  Syniverse Holding, LLC.......................... BTL-B      Ba3     BB- 5.04-5.33   2/01/12   2,086,794   2,094,619
  Western Wireless Corp........................... BTL-B       B2     B-  6.12-6.33   5/28/11     992,500     996,222
                                                                                                          -----------
                                                                                                           11,015,488
                                                                                                          -----------
Textiles and Leather -- 0.23%
  Globe Manufacturing Corp.+@#(5)(6).............. BTL-B      Caa2    NR       9.00   8/15/06     837,014          --
  William Carter Co............................... BTL         B1      B       5.08   6/30/12     500,000     507,188
                                                                                                          -----------
                                                                                                              507,188
                                                                                                          -----------

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- June 30, 2005 -- (unaudited) (continued)

                                                    Ratings/(1)/
                                                    -----------
                                                                  Interest  Maturity    Principal      Value
           Industry Description              Type   Moody's  S&P    Rate    Date/(2)/ Amount/Shares   (Note 2)
-----------------------------------------------------------------------------------------------------------------
Utilities -- 3.33%
  AES Corp................................ BTL        Ba3    NR  4.75-5.07% 4/30/08    $ 1,423,571  $  1,438,341
  Calpine Corp............................ 2nd Lien   B3      B       8.89  7/16/07      3,451,187     2,973,774
  Cogentrix Deleware Holdings, Inc........ BTL        Ba2    BB+      5.24  4/13/12        933,249       940,054
  Reliant Energy Resources, Inc........... BTL        B1     B+  5.68-6.09  3/15/07        997,500     1,007,654
  Universal Compression, Inc.............. BTL        Ba2    BB       5.24  6/20/11        997,500     1,011,371
                                                                                                    ------------
                                                                                                       7,371,194
                                                                                                    ------------
  Total Loans (Cost $212,938,314)........................................                            211,947,301
                                                                                                    ------------
CORPORATE BONDS -- 0.45%
Electronics -- 0.45%
  SMART Modular Technologies, Inc.*(8)
   8.59% due 4/01/12 (Cost $1,000,000)...................................                1,000,000       985,000
                                                                                                    ------------
COMMON STOCK -- 0.11%
Oil and Gas -- 0.06%
  Shaw Group, Inc.+......................................................                    6,276       134,997
                                                                                                    ------------
Telecommunications -- 0.05%
  Global Crossing, Ltd.+.................................................                      175         2,987
  SAVVIS Communications Corp.+...........................................                   94,695       104,165
                                                                                                    ------------
                                                                                                         107,152
                                                                                                    ------------
  Total Common Stock (Cost $224,016).....................................                                242,149
                                                                                                    ------------
  Total Long-Term Investment Securities (Cost $214,162,330)..............                            213,174,450
                                                                                                    ------------
SHORT-TERM INVESTMENT SECURITIES -- 10.28%
Registered Investment Companies -- 10.28%
  SSgA Money Market Fund (Cost $22,733,997)..............................               22,733,997    22,733,997
                                                                                                    ------------
TOTAL INVESTMENTS -- 106.70%
  (Cost $236,896,327)(7).................................................                            235,908,447
Liabilities in Excess of Other Assets -- (6.70)%...........................                          (14,813,260)
                                                                                                    ------------
NET ASSETS -- 100.00%......................................................                         $221,095,187
                                                                                                    ============

--------
BTL  Bank Term Loan
CND TLCanadian Term Loan
FATL Fixed Asset Term Loan
LOC  Line of Credit
NR   Security is not rated.
+    Non-income producing security
@ Illiquid security. At June 30, 2005, the aggregate value of these securities was $1,950,135, representing 0.88% of net assets.
#    Fair valued security (see Note 2)
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of the securities. At June 30, 2005, the aggregate value of these securities was $985,000 representing 0.45% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1) Bank loans rated below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered below investment grade. Ratings are unaudited. Ratings provided are as of June 30, 2005.
(2) Loans in the Fund's portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The Fund estimates that the maturity of the Loans held in its portfolio will be approximately 66 months.
(3) The Fund invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter- Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(4)  All loans in the portfolio were purchased through assignment agreements.
(5)  Company has filed Chapter 11 bankruptcy.
(6)  Loan is in default of interest payment.
(7)  See Note 6 for cost of investments on a tax basis.
(8) Floating rate security where the rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of June 30, 2005.

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2005 -- (unaudited)

Note 1. Organization of the Fund

   The SunAmerica Senior Floating Rate Fund, Inc. (the "Fund"), is a non-diversified closed-end, investment management company. The Fund is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended. The Fund is managed by AIG SunAmerica Asset Management Corp. (the "Adviser" or "SAAMCo"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in senior secured floating rate loans.

   The Fund offers three classes of shares. Class B shares are offered for sale at net asset value without a front-end sales charge but are subject to an Early Withdrawal Charge which declines from 3% during the first year after purchase to zero after the fourth year. Class C shares are offered for sale at net asset value without a front-end sales charge, but are subject to an Early Withdrawal Charge of 1% during the first year after purchase. Class D shares are offered for sale at net asset value without a front-end sales charge and no Early Withdrawal Charge. Class D shares are available only to investors participating in a fee-based investment advisory program (such as a "wrap" program) or agency commission program or to CypressTree Investors. Class A shares are not currently offered for sale to the public and are available only through a conversion of Class B shares after being held by the shareholders for approximately eight years. Class C shares do not have a conversion feature (except that Class C shares purchased before August 18, 1999 will automatically convert to Class A shares ten years after purchase). The share classes differ in their respective distribution and service fees. All classes have equal rights to assets and voting privileges.

   Indemnifications: Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. In addition, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements:

   Security Valuation: The Fund's investments in loan interests ("Loans") are valued in accordance with guidelines established by the Board of Directors. Under the Fund's current guidelines, Loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid and asked prices in the market for such Loans, as provided by a Board-approved loan pricing service. Loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a Loan at fair value, the following factors will be considered, (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the Loan,
   (c) recent prices in the market for similar Loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, and period until next interest rate reset and maturity. Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price. Non-convertible bonds and debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Directors. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2005 -- (unaudited)
        (continued)

   maturity or, if already held by the Fund on the 60/th/ day, are amortized to maturity based on the value determined on the 61/st/ day. Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Directors.

   The Senior Loans in which the Fund primarily invests are generally not listed on any exchange and the secondary market for those senior Loans is comparatively illiquid relative to markets for other fixed income securities. Consequently, obtaining valuations for those Loans may be more difficult than obtaining valuations for actively traded securities. Thus, the value upon disposition on any given Loan may differ from its current valuation.

   Repurchase Agreements: The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least 102% of the resale price, and the Fund will take constructive receipt of all securities underlying the repurchase agreements until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase price. At June 30, 2005, the Fund did not enter into any repurchase agreements.

   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date. For financial statement purposes, the Fund amortizes all premiums and accretes all discounts. Facility fees received, which were $56,312 for the period ended June 30, 2005, are amortized as income over the stated life of the Loans. Other income, including amendment fees, commitment fees, letter of credit fees, etc., which were $211,330 for the period ended June 30, 2005, are recorded as income when received or contractually due to the Fund.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class). Interest earned on cash balances held at the custodian are shown as custody credits on the statement of operations.

   Dividends from net investment income are normally declared daily and paid monthly. Capital gain distributions, if any, are paid annually. The Fund records dividends and distributions to the shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss, and net assets are not affected. The Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required.

   Statement of Cash Flows: Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included in the Fund's Statement of Assets and Liabilities and represents cash on hand at its custodian bank account, and does not include any short-term investments at June 30, 2005.

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2005 -- (unaudited)
        (continued)


Note 3. Capital Share Transactions

   The Fund has 1,000,000,000 of $.01 par value shares authorized that may be issued in four different classes. Transactions in capital shares of each class were as follows:

                                       For the
                                    period ended               For the period
                                    June 30, 2005             April 28, 2004**-
                                     (unaudited)              December 31, 2004
                             -------------------------   -------------------------
                                Shares        Amount        Shares        Amount
Class A                      ----------   ------------   ----------   ------------
Shares sold.................     16,698@  $    157,187@      23,650*  $    222,806*
Reinvested distributions....        443          4,164          391          3,681
Shares repurchased..........     (1,703)       (15,949)        (202)        (1,902)
                             ----------   ------------   ----------   ------------
   Net increase (decrease)..     15,438   $    145,402       23,839   $    224,585
                             ==========   ============   ==========   ============

                                       For the
                                    period ended                   For the
                                    June 30, 2005                year ended
                                     (unaudited)              December 31, 2004
                             -------------------------   -------------------------
                                Shares        Amount        Shares        Amount
Class B                      ----------   ------------   ----------   ------------
Shares sold.................    151,185   $  1,420,572      649,863   $  6,108,232
Reinvested distributions....     38,698        363,785       60,214        566,344
Shares repurchased..........   (262,236)@   (2,464,960)@   (633,762)*   (5,961,214)*
                             ----------   ------------   ----------   ------------
   Net increase (decrease)..    (72,353)  $   (680,603)      76,315   $    713,362
                             ==========   ============   ==========   ============

                                       For the
                                    period ended                   For the
                                    June 30, 2005                year ended
                                     (unaudited)              December 31, 2004
                             -------------------------   -------------------------
                                Shares        Amount        Shares        Amount
Class C                      ----------   ------------   ----------   ------------
Shares sold.................  2,785,115   $ 26,213,715   11,042,355   $103,837,676
Reinvested distributions....    222,963      2,095,941      300,723      2,828,393
Shares repurchased.......... (3,563,376)   (33,498,139)  (3,917,703)   (36,835,107)
                             ----------   ------------   ----------   ------------
   Net increase (decrease)..   (555,298)  $ (5,188,483)   7,425,375   $ 69,830,962
                             ==========   ============   ==========   ============

                                       For the
                                    period ended                   For the
                                    June 30, 2005                year ended
                                     (unaudited)              December 31, 2004
                             -------------------------   -------------------------
                                Shares        Amount        Shares        Amount
Class D                      ----------   ------------   ----------   ------------
Shares sold.................    712,888   $  6,698,765    1,986,376   $ 18,679,110
Reinvested distributions....     46,696        438,897       59,527        559,853
Shares repurchased..........   (971,086)    (9,148,186)    (544,090)    (5,117,136)
                             ----------   ------------   ----------   ------------
   Net increase (decrease)..   (211,502)  $ (2,010,524)   1,501,813   $ 14,121,827
                             ==========   ============   ==========   ============

--------
@ Includes automatic conversion of 16,695 shares of Class B shares in the amount of $157,157 to 16,695 shares of Class A shares in the amount of $157,157.
* Includes automatic conversion of 13,025 shares of Class B shares in the amount of $122,726 to 13,025 shares of Class A shares in the amount of $122,726.
** Inception date of class.

   In order to provide shareholders with liquidity and the ability to receive net asset value on a disposition of shares, the Fund will make monthly offers to repurchase a percentage (usually 10%) of outstanding shares at net asset value. Shareholders are sent a Notification of Repurchase Offer seven to fourteen days before each monthly repurchase offer. During the period ended June 30, 2005, the Fund made six Repurchase Offers, and redeemed the amounts shown in the table below. In no case was a monthly Repurchase Offer oversubscribed.

            Amount Tendered
         ---------------------
          Shares     Amount
         --------- -----------
January.   661,676 $ 6,232,968
February 1,170,031  11,044,512
March...   608,742   5,746,522
April... 1,011,550   9,498,612
May.....   553,973   5,179,654
June....   793,654   7,436,496

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2005 -- (unaudited)
        (continued)


Note 4. Purchases And Sales Of Securities

   During the period ended June 30, 2005, the Fund's cost of purchases of Loans and proceeds from Loan sales were $149,003,976 and $82,594,669, respectively.

Note 5. Investment Advisory Agreement And Other Transactions With Affiliates

   The Fund currently maintains an Investment Advisory Agreement with SAAMCo, who oversees the administration of certain aspects of the business and affairs of the Fund, and selects, contracts with and compensates the subadviser to manage the Fund's assets. The Fund will pay SAAMCo a monthly advisory fee at the following annual rates, based on the average daily net assets of the Fund: 0.85% on the first $1 billion; 0.80% on the next $1 billion; and 0.75% thereafter. For the period ended June 30, 2005, SAAMCo received advisory fees in the amount of $960,529.

   American International Group Global Investment Corp. ("AIGGIC") acts as subadviser to the Fund pursuant to a Subadvisory Agreement with SAAMCo. Under the Subadvisory Agreement, AIGGIC manages the investment and reinvestment of the Fund's assets. As compensation for its services as subadviser, AIGGIC is entitled to receive from SAAMCo an annual fee paid monthly equal to the following percentage of average daily net assets: 0.25% for the first $1 billion of average daily net assets; 0.20% for average daily net assets of more than $1 billion. AIGGIC received $282,508 as compensation for its services. The fee paid to the subadviser is paid by SAAMCo.

   SAAMCo acts as the Fund's administrator under an Administration Agreement and is responsible for managing the Fund's business affairs, subject to supervision by the Fund's Board of Directors. For its services, SAAMCo receives an annual fee equal to 0.40% of average daily net assets of the Fund. For the period ended June 30, 2005, SAAMCo received administration fees in the amount of $452,013.

   The Fund has adopted Distribution Plans ("Plans") applicable to Class A, Class B and C shares to use the assets attributable to that class of shares of the Fund to finance certain activities relating to the distribution of shares to investors. The Plans are compensation plans providing for the payment to AIG SunAmerica Capital Services, Inc. ("SACS"), of a fixed percentage of 0.50% of average net assets to finance distribution expenses for Class B and Class C, and 0.25% of average net assets to finance service fees for Class A, Class B and Class C. For the period ended June 30, 2005 SACS received distribution fees and early withdrawal charges on redemptions in the amount of $752,080 and $100,410, respectively. For the period ended June 30, 2005 SACS voluntarily waived fees for the following classes: Class A $78, Class B $33,911, Class C $216,676.

   Pursuant to the Investment Advisory Agreement, the Adviser voluntarily waived the advisory fee and reimbursed expenses in order to maintain an expense ratio on the Fund that did not exceed a certain voluntary rate. The rates are 1.45% for Class A, 1.75% for Class B and Class C, and 1.25% for Class D. For the period ended June 30, 2005, the Adviser waived fees and reimbursed expenses for the following classes: Class A $3,995, Class B $48,470, Class C $255,265, and Class D $39,955.

Note 6. Federal Income Taxes

   The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from retirement pension expense, dividends payable and treatment of defaulted securities.

                  Distributable Earnings           Tax Distributions
         ---------------------------------------- ------------------------------------
           For the year ended December 31, 2004   For the year ended December 31, 2004
         ---------------------------------------- ------------------------------------
                  Long-term Gains/   Unrealized                      Long-term
         Ordinary   Capital Loss    Appreciation   Ordinary           Capital
          Income     Carryover     (Depreciation)   Income             Gains
         -------- ---------------- --------------     ----------     ---------
           $ --    $(27,711,461)     $(61,545)    $6,107,401           $ --

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2005 -- (unaudited)
        (continued)


   Capital Loss Carryforwards. At December 31, 2004 capital loss carryforwards available to offset future recognized gains were $27,711,461, with $9,669 expiring in 2005, $334,309 expiring in 2007, $1,179,134 expiring in 2008,
   $9,997,029 expiring in 2009, $7,736,363 expiring in 2010, $4,956,144 expiring in 2011, and $3,498,813 expiring in 2012.

   Unrealized appreciation and depreciation in the value of investments at June 30, 2005 for federal income tax purposes were as follows:

   Gross unrealized appreciation............................... $ 1,830,057
   Gross unrealized depreciation...............................  (2,816,039)
                                                                -----------
   Net unrealized depreciation................................. $  (985,982)
                                                                ===========

Note 7. Director Retirement Plan

   The Directors of the SunAmerica Senior Floating Rate Fund, Inc. have adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan ("Retirement Plan") for the unaffiliated Directors. The Retirement Plan provides generally that if an unaffiliated Director who has at least 10 years of consecutive service as a Disinterested Director of any of the AIG SunAmerica mutual funds (an "Eligible Director") retires after reaching age 60 but before age 70, or who has at least 5 years of consecutive service after reaching age 65 but before age 70, or dies while a Director, such person will be eligible to receive a retirement or death benefit from each AIG SunAmerica mutual fund with respect to which he or she is an Eligible Director. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each AIG SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding clause during prior years, is added to each Eligible Director's account until such Eligible Director reaches his or her 70th birthday. An Eligible Director may elect to receive any benefits payable under the Retirement Plan, at his or her election either in one lump sum or in up to fifteen annual installments. Any undistributed amounts continue to accrue interest at 8.50% per year. As of June 30, 2005, the Fund had accrued $9,613 for the Retirement Plan, which is included in Directors' fees and expenses line on the Statement of Assets and Liabilities and for the period ended June 30, 2005, expensed $2,096 for the Retirement Plan, which is included in Directors' fees and expenses line on the Statement of Operations.

Note 8. Line of Credit

   The Fund currently has an agreement with State Street Bank & Trust Company that provides a $20,000,000 committed unsecured Line of Credit to the Fund which will be used for cash overdraft protection. Interest is currently payable at the Federal Funds rate plus 50 basis points. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the line of credit which is included in interest expense on the Statement of Operations. During the period ended June 30, 2005, the Fund did not have any borrowings outstanding under the agreement.

Note 9. Interfund Leading Agreement

   Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Fund is permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended June 30, 2005, the Fund did not participate in this program.

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2005 -- (unaudited)
        (continued)


Note 10. Senior Loan Participation Commitments

   The Fund invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the Borrower, Selling Participant or other persons positioned between the Fund and the Borrower.

Note 11. Unfunded Loan Commitments

   On June 30, 2005, the Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

                                                                Maturity
Name                                              Type            Date     Amount
----                                     ---------------------- -------- ----------
Celanese AG............................. Delayed Draw Term Loan 4/06/11  $  383,214
Trump Entertainment Resorts Holdings, LP Delayed Draw Term Loan 5/20/12     500,000
United States Shipping, LLC............. Delayed Draw Term Loan 3/30/10     346,154
Venetian Casino Resorts, LLC............ Delayed Draw Term Loan 6/15/11   1,025,641
Warner Chilcott Corp.................... Delayed Draw Term Loan 6/30/06      44,164
Warner Chilcott Corp.................... Delayed Draw Term Loan 1/31/06     220,820
WMG Acquisition Corp.................... Revolver               2/28/10     500,000

Note 12. Other Information

   On May 26, 2005, the New York Attorney General and the New York Superintendent of Insurance filed a civil complaint against American International Group, Inc. ("AIG") as well as its former Chairman and Chief Executive Officer and former Vice Chairman and Chief Financial Officer, in the Supreme Court of the State of New York. The complaint asserts claims under New York's Martin Act and Insurance Law, among others, and makes allegations concerning certain transactions entered into by AIG and certain of its subsidiaries, but in no case involving any subsidiary engaged in providing management or administrative services to the Fund. The complaint seeks disgorgement, injunctive relief, punitive damages and costs, among other things.

   AIG is the indirect parent company and an affiliated person of the AIG SunAmerica Asset Management Corp. ("Adviser"), AIG SunAmerica Capital Services, Inc. (the "Distributor") and AIG Global Investment Corp. (the "Subadviser"). Neither the Adviser, the Distributor, the Subadviser or their respective officers and directors nor the Fund have been named in the complaint, and the complaint does not seek any penalties against them.

   In the Adviser's view, the matters alleged in the lawsuit are not material in relation to the financial position of the Adviser, the Distributor or the Subadviser, or to their ability to provide their respective services to the Fund. Due to a provision in the law governing the operation of mutual funds, however, if the lawsuit results in an injunction being entered against AIG, then the Adviser, the Distributor or the Subadviser, will need to obtain permission from the Securities and Exchange Commission to continue to service the Fund. While the Securities and Exchange Commission has granted this type of relief to others in the past in similar circumstances, there is no assurance that this permission would be granted.

        SunAmerica Senior Floating Rate Fund, Inc.
        APPROVAL OF ADVISORY AGREEMENTS -- June 30, 2005 -- (unaudited)

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At a meeting held on January 12, 2005, the Board of Directors (the "Board"), including the Directors that are not interested persons of the Fund (the "Disinterested Directors"), approved a new Subadvisory Agreement between AIGGIC (the "Subadviser") and SAAMCo with respect to the Fund (the "Subadvisory Agreement"). The Board's approval of the Subadvisory Agreement was subject to approval by a majority of the shareholders of the Fund. The Subadvisory Agreement was subsequently approved by a majority vote of the shareholders at a special meeting of the shareholders which took place on March 31, 2005.

At a meeting held on December 20, 2004, the Board had previously approved an interim subadvisory agreement (the "Interim Agreement") between AIGGIC and SAAMCo with respect to the Fund. The Interim Agreement was approved by the Board pursuant to Rule 15a-4 of the Investment Company Act of 1940, as amended (the "1940 Act") and as such would remain in effect until a new subadvisory agreement could be approved by both the Board and a majority of the Fund's shareholders, but only for a period of time not to exceed 150 days.

In accordance with Section 15(c) of the 1940 Act, the Board received materials for its consideration of the following: (1) the nature and quality of the services reasonably anticipated to be provided and the results reasonably anticipated to be achieved by the Subadviser; (2) the amount and structure of the Subadvisers' fees and comparative fee information for the Fund and representative peer groups, (3) the terms of the Subadvisory Agreement; (4) economies of scale; (5) the Subadviser's compliance history and program; (6) the comparative investment performance of the Subadviser and the Fund; and (7) the management personnel and operations of the Subadviser. Experienced counsel that is independent of SAAMCo provided guidance to the Board. These factors, as considered by the Board, are described in more detail below.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board, including the Disinterested Directors, considered the nature, quality and extent of services to be provided by the Subadviser. The Board noted that the Subadviser is responsible for providing investment management services, including investment research, advice and supervision, and determining which securities shall be purchased or sold by the Fund. The Board reviewed the Subadviser's history, structure, size, and investment experience. The Board was informed that in SAAMCo's opinion, the Subadviser has the size, visibility and resources to attract and retain highly qualified investment professionals. With respect to administrative services, the Board considered that the Subadviser provides general assistance in marketing and has developed internal procedures for monitoring compliance with investment objectives, policies and restrictions as set forth in the Fund's prospectus.

The Board noted that it was familiar with AIGGIC because it served as subadviser to other funds overseen by the Board. The Board concluded that it was satisfied with the nature, quality and extent of the services to be provided by the Subadviser and that there was a reasonable basis on which to conclude that the Subadviser would be capable of providing the high quality of investment management services expected by the Board.

THE AMOUNT AND STRUCTURE OF THE SUBADVISER'S FEE

The Board, including the Disinterested Directors, received information regarding the reasonableness of the subadvisory fee. The Board considered that the subadvisory fee rate for AIGGIC was negotiated based on the consideration of a variety of factors, including the value of the services provided; the competitive environment in which the portfolio is marketed; the investment characteristics of the portfolio relative to other similar funds in its category; fees charged to comparable funds within the industry; and fees charged by the subadviser to manage comparable portfolios. The Board also considered that negotiations also took into account the fee levels paid to Stanfield Capital Partners, LLC ("Stanfield") under the Previous Agreement and the fee ceiling imposed by Rule 15a-4 on the fee to be paid under the Interim Agreement.

In considering the reasonableness of the subadvisory fee, the Board noted that AIGGIC's fee would be the same as the fee that had been paid to the previous subadviser, Stanfield. The Board also considered that the Fund pays a fee to SAAMCo pursuant to the Investment Advisory and Management Agreement, and that, in turn, SAAMCo rather than the Fund, pays a fee to the Subadviser. Therefore, the Board considered the amount of the fee retained by SAAMCo and the fee paid to the Subadviser with respect to the different services provided by the Subadviser.

        SunAmerica Senior Floating Rate Fund, Inc.
        APPROVAL OF ADVISORY AGREEMENTS -- June 30, 2005 -- (unaudited) (continued)


On the basis of the information considered, the Board was satisfied with SAAMCo's recommendation that the subadvisory fee rates were fair in light of the usual and customary charges made for services of the same nature and quality.

TERMS OF THE SUBADVISORY AGREEMENT

At the meeting held on January 12, 2005, the Board, including the Disinterested Directors, received a draft of the proposed SubAdvisory Agreement. The Board considered that the Subadvisory Agreement which they were being asked to approve was substantially similar in all material aspects to the Interim Agreement which the Board had approved on December 20, 2004, except for the effective date, the termination date and certain provisions required to be included in the Interim Subadvisory Agreement pursuant to Rule 15a-4 under the 1940 Act.

The Board considered that the Subadvisory Agreement would continue in effect for a period of two years from the date of their execution, unless terminated sooner. The Board further considered that the Subadvisory Agreement may be renewed from year to year, so long as its continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act and that the Subadvisory Agreement provides that it will terminate in the event of an assignment (as defined in the 1940 Act) or upon termination of the Advisory Agreement. The Board also considered, that under the terms of the Subadvisory Agreement, the Subadviser is liable to the Fund, or its shareholders, for any act or omission by it or for any losses sustained by the Fund or its shareholders, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties; and that the Subadvisory Agreement with AIGGIC may be terminated at any time by the Board, SAAMCo or by vote of the majority of outstanding voting securities of the Fund.

The Board also considered that the Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations.

ECONOMIES OF SCALE

The Board considered information about the potential of shareholders to experience economies of scale as the Fund's assets increase. The Board considered that because SAAMCo, and not the Fund, is responsible for paying any fees to Subadvisers, that any breakpoints in the Subadvisory Agreement would not directly benefit the Fund's shareholders. The Board also considered that they had previously approved net expense ratios in the Investment Advisory and Management Agreement between SAAMCo and the Fund. Under this agreement, SAAMCo will waive and reimburse the Fund should the Total Annual Fund Operating Expenses be higher than the net expense ratio. This would keep shareholders expenses below a certain level and would provide shareholders with benefits similar to breakpoints in realizing economies of scale.

COMPLIANCE

The Board considered AIGGIC's Code of Ethics, as well as its compliance and regulatory history, including information concerning their involvement in any regulatory actions or investigations. In addition, the Board considered the Subadviser's compliance staff, which would be responsible for providing compliance functions for the Subadviser.

INVESTMENT PERFORMANCE

The Board, including the Disinterested Directors, received information regarding the investment performance of AIGGIC and of the Fund. The Board specifically considered AIGGIC's historical performance in regards to similarly managed accounts as compared to the Fund's performance. The Board also considered performance information prepared by SAAMCo which provided: (1) a performance comparison of the Fund to a relevant Morningstar Category and various indexes for one, two and three-year periods; and (2) AIGGIC's risk statistics as compared to that of other managers.

SAAMCo also provided the Board with a report detailing AIGGIC's performance record as measured by their CLO Composite. The Board considered that AIGGIC's performance was comparable with its peer group and with Stanfield's record. The report prepared by SAAMCo also stated that AIGGIC's risk-adjusted performance and portfolio risk statistics were favorable. Specifically, AIGGIC's composite risk-adjusted performance, as measured by the portfolio's Alpha and Sharpe Ratio, exceeded the Morningstar Bank Loan category average, CSFB Leverage Loan Index, and Stanfield's performance numbers.

        SunAmerica Senior Floating Rate Fund, Inc.
        APPROVAL OF ADVISORY AGREEMENTS -- June 30, 2005 -- (unaudited) (continued)


While aware that past performance is not necessarily indicative of future results, the Board concluded that the historical performance of registered investment companies and private accounts advised by AIGGIC was in line with that of the Fund and that it was reasonable to believe that AIGGIC would provide satisfactory performance in the future.

MANAGEMENT PERSONNEL AND OPERATIONS OF THE SUBADVISERS

The Board, including the Disinterested Directors, was provided with a list of key management, investment and compliance personnel of the Subadviser as well as information on the organizational structure, investment process and discipline of the Subadviser and the proposed portfolio management team.

The Board considered that AIGGIC serves as subadviser to other Funds overseen by the Board and that they were familiar with AIGGIC's structure, size, and operations. The Board further considered that AIGGIC is an affiliate of SAAMCo and is part of AIG Global Investment Group which managed approximately $421 billion, of which approximately $359 billion relates to AIG affiliates and $62 billion relates to client assets. Additionally, as detailed in a report prepared by SAAMCo, the Board considered that AIGGIC's lead portfolio manager and the portfolio management team's analytical support team are highly experienced and have developed a disciplined investment approach. This approach is consistent with the Fund's current mandate with respect to investment philosophy and risk considerations. In response to a question from the Board, SAAMCo's management explained that AIGGIC has studied the Fund's portfolio and based on AIGGIC's preparation and SAAMCo's familiarity with the operations of AIGGIC, management reasonably anticipates a smooth transition. Furthermore, SAAMCo's management noted, that in their opinion, AIGGIC has done its due diligence by studying the Fund's performance and risk exposure for a period of time dating back to 2002. The Board also considered the availability of other non-affiliated managers to serve as subadviser and how they might compare to the philosophy and performance of Stanfield.

CONCLUSION

In reaching its decision to approve the Subadvisory Agreement, the Board did not identify any single factor as being of principal significance, but based its recommendation on the factors considered. Based upon the materials reviewed and the consideration described above, the Board, including the Disinterested Directors, concluded that the terms of the Subadvisory Agreement were reasonable, fair and in the best interest of the Fund and its shareholders, and that the subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

        SunAmerica Senior Floating Rate Fund, Inc.
        DIRECTORS AND OFFICERS INFORMATION -- June 30, 2005 -- (unaudited)

The following table contains basic information regarding the Directors and Officers that oversee operations of the Fund and other investment companies within the Fund complex.

                                                                                 Number of
                        Position     Term of                                      Funds in
        Name,          Held With    Office and                                  Fund Complex
     Address and       SunAmerica   Length of        Principal Occupations      Overseen by        Other Directorships
    Date of Birth*      Complex   Time Served(4)      During Past 5 Years       Director(1)        Held by Director(2)
---------------------- ---------- -------------- ------------------------------ ------------ -------------------------------
Dr. Judith L. Craven   Director      2000-       Retired.                           79       Director, A.G. Belo
DOB: October 6, 1945                 present                                                 Corporation (1992 to
                                                                                             present); Director, Sysco
                                                                                             Corporation (1996 to
                                                                                             present); Director, Luby's Inc.
                                                                                             (1998 to present); Director,
                                                                                             University of Texas Board of
                                                                                             Regents (2001-Present).

William F. Devin       Director      1998-       Retired.                           79       Member of the Board of
DOB: December 30, 1938               present                                                 Governors, Boston Stock
                                                                                             Exchange (1985-Present).

Samuel M. Eisenstat    Director      2001-       Attorney, solo practitioner.       49       Director of North European
DOB: March 7, 1940                   present                                                 Oil Royalty Trust.

Stephen J. Gutman      Director      2001-       Associate, Corcoran Group          49       None
DOB: May 10, 1943                    present     (Real Estate) (2003 to
                                                 present); Partner and
                                                 Member of Managing
                                                 Directors, Beau Brummell-
                                                 Soho, LLC (Licensing of
                                                 menswear specialty retailing
                                                 and other activities) (June
                                                 1988 to present).

Peter A. Harbeck(3)    Director      2001-       President, CEO and Director,       88       None
DOB: January 23, 1954                present     AIG SunAmerica Asset
                                                 Management Corp.
                                                 ("SAAMCo") (August 1995 to
                                                 present); Director, AIG
                                                 SunAmerica Capital Services,
                                                 Inc. ("SACS") (August 1993 to
                                                 present); President and CEO,
                                                 AIG AdvisorGroup, Inc. (June
                                                 2004 to present).

William J. Shea(5)     Director      2004-       President and CEO,                 49       Chairman of the Board, Royal
DOB: February 9, 1948                present     Conseco, Inc. (Financial                    and SunAlliance, U.S.A., Inc.
                                                 Services) (2001 to 2004);                   (March 2005 to present);
                                                 Chairman of the Board of                    Director, Boston Private
                                                 Centennial Technologies, Inc.               Financial Holdings (October
                                                 (1998 to 2001); Vice                        2004 to present).
                                                 Chairman, Bank Boston
                                                 Corporation (1993 to 1998).

Vincent M. Marra       President     2004-       Senior Vice President and          N/A      N/A
DOB: May 28, 1950                    present     Chief Operating Officer,
                                                 SAAMCo (February 2003 to
                                                 Present); Chief Administrative
                                                 Officer, Chief Operating
                                                 Officer and Chief Financial
                                                 Officer, Carret & Co., LLC
                                                 (June 2002 to February 2003);
                                                 President, Bowne Digital
                                                 Solutions (1999 to May 2002).

        SunAmerica Senior Floating Rate Fund, Inc.
        DIRECTORS AND OFFICERS INFORMATION -- June 30, 2005 -- (unaudited) (continued)

                                                                            Number of
                    Position     Term of                                     Funds in
      Name,        Held With    Office and                                 Fund Complex
   Address and     SunAmerica   Length of        Principal Occupations     Overseen by  Other Directorships
  Date of Birth*    Complex   Time Served(4)      During Past 5 Years      Director(1)  Held by Director(2)
------------------ ---------- -------------- ----------------------------- ------------ -------------------
Donna M. Handel    Treasurer     2002-       Assistant Treasurer (2001 to      N/A      N/A
DOB: June 25, 1966               present     2002); Senior Vice President,
                                             SAAMCo (December 2004-
                                             Present); Vice President,
                                             SAAMCo (August 1997 to
                                             December 2004).

--------
* The business address for each Director and Officer is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
(1) The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or business manager. The
    "Fund Complex" includes the SunAmerica Money Market Funds (2 funds), SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (6 funds), SunAmerica Focused Series, Inc. (17 portfolios), SunAmerica Focused Alpha Growth Fund, Inc. (1 fund), Anchor Series Trust (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (32 portfolios), AIG Series Trust (4 funds), VALIC Company I (24 portfolios), VALIC Company II (15 funds) and Seasons Series Trust (24 portfolios).
(2) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.
(3) Interested Director, as defined in the Investment Company Act of 1940, because he is an officer and director of the adviser and a director of the principal underwriter of the Fund.
(4) Directors serve until their successors are duly elected and qualified, subject to the Board's retirement plan discussed in Note 7 of the financial statements.
(5) Effective on November 30, 2004, William J. Shea began serving as a Director.

Additional information concerning the Directors and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 858-8850.

        SunAmerica Senior Floating Rate Fund, Inc.
        SPECIAL MEETING OF SHAREHOLDERS -- June 30, 2005 -- (unaudited)

Proxy Voting Results

   A Special Meeting of Shareholders of SunAmerica Senior Floating Rate Fund, Inc. was held on March 31, 2005. The Fund voted in favor of adopting the following proposal.

1. To approve a new Sub-Advisory Agreement between AIG SunAmerica Asset Management Corp. and AIG Global Investment Corp. which provides that AIGGIC will serve as the sub-adviser to the SunAmerica Senior Floating Rate Fund, Inc.

Votes in Favor of the proposal 18,157,299
Votes Against the proposal....    150,677
Votes Abstained...............    308,959

        SunAmerica Senior Floating Rate Fund

If you would like additional information:

   [_] Call FastFacts -- our 24-hour, automated account and fund information hotline at 800-654-4760.

   [_] Visit www.sunamericafunds.com for more up-to-date information.

                                 AIG SunAmerica Mutual Funds
                                 thank you for your continued support.

[LOGO] AIG Sun America
Mutual Funds

            AIG SunAmerica Asset Management Corp.
            Harborside Financial Center
            3200 Plaza 5
            Jersey City, NJ 07311-4992

Directors                  Investment Adviser                       DISCLOSURE OF QUARTERLY
 Dr. Judith L. Craven                                               PORTFOLIO HOLDINGS
 William F. Devin             AIG SunAmerica Asset Management Corp. The Fund is required to
 Samuel M. Eisenstat        Harborside Financial                    file its com-plete
 Stephen J. Gutman            Center                                schedule of portfolio
 Peter A. Harbeck           3200 Plaza 5                            holdings with the U.S.
 William J. Shea            Jersey City, NJ                         Securities and Exchange
                              07311-4992                            Commission for its first
Officers                                                            and third fiscal quarters
 Vincent M. Marra,         Distributor                              on Form N-Q. Once filed,
   President                AIG SunAmerica Capital                  the Fund's Form N-Q will
 Donna M. Handel,             Services, Inc.                        be available without
   Treasurer                Harborside Financial                    charge on the U.S.
 Thomas Lynch, Secretary      Center                                Securities and Exchange
 Nori L. Gabert,            3200 Plaza 5                            Commission's website at
   Assistant Secretary      Jersey City, NJ                         www.sec.gov. You can also
 Corey A. Issing,             07311-4992                            obtain cop-ies of Form
   Assistant Secretary                                              N-Q by (i) visiting the
 J. Steven Neamtz, Vice    Shareholder Servicing                    U.S. Securities and
   President               Agent                                    Exchange Commis-sion's
 Gregory R. Kingston,       AIG SunAmerica Fund                     Public Reference Room in
   Vice President and         Services, Inc.                        Washington DC
   Assistant Treasurer      Harborside Financial                    (information on the
 Cynthia A. Gibbons, Vice     Center                                operation of the Public
   President and Chief      3200 Plaza 5                            Reference Room may be
   Compliance Officer       Jersey City, NJ                         obtained by calling
 Kathryn A. Pearce,           07311-4992                            1-800-SEC-0330); (ii)
   Assistant Treasurer                                              sending your request and
                           Custodian and Transfer                   a duplicating fee to the
                           Agent                                    U.S. Securities and
                            State Street Bank and                   Exchange Commis-sion's
                              Trust Company                         Public Reference Room,
                            P.O. Box 219373                         Washington, DC 20549-0102
                            Kansas City, MO 64141                   or (iii) sending your
                                                                    request electronically to
                           VOTING PROXIES ON FUND                   publicinfo@sec.gov.
                           PORTFOLIO SECURITIES
                           A description of the                     PROXY VOTING RECORD ON
                           policies and proce-dures                 FUND PORTFOLIO SECURITIES
                           that the Fund uses to                    Information regarding how
                           determine how to vote                    the Fund voted proxies
                           proxies relating to                      related to securities
                           secu-rities held in the                  held in the Fund's
                           Fund's portfolio which is                portfolio during the
                           available in the Fund's                  twelve month period ended
                           State-ment of Additional                 June 30, 2005 is
                           Information, may be                      available (i) without
                           obtained without charge                  charge, upon request, by
                           upon re-quest, by calling                calling (800) 858-8850 or
                           (800) 858-8850. This                     (ii) on the U.S.
                           information is also                      Securities and Exchange
                           available from the EDGAR                 Commission's website at
                           database on the U.S.                     http://www.sec.gov.
                           Secu-rities and Exchange
                           Commission's website at                  This report is submitted
                           http://www.sec.gov.                      solely for the general
                                                                    information of
                                                                    shareholders of the Fund.
                                                                    Distribution of this
                                                                    report to persons other
                                                                    than shareholders of the
                                                                    Fund is authorized only
                                                                    in connection with a
                                                                    currently effective
                                                                    prospectus, setting forth
                                                                    details of the Fund which
                                                                    must precede or accompany
                                                                    this report.

                                                                    The accompanying report
                                                                    has not been audited by
                                                                    independent accountants
                                                                    and accordingly no
                                                                    opinion has been
                                                                    expressed thereon.

                                                    [LOGO] AIG Sun America
                                                               Mutual Funds

Distributed by:

AIG SunAmerica Capital Services, Inc.
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Investors should carefully consider the investment objectives, risks, charges and expenses of any mutual fund before investing. This and other important information is contained in the prospectus, which can be obtained from your financial adviser or from the AIG SunAmerica Sales Desk at 800-858-8850, ext. 6003. Read the prospectus carefully before you invest. Funds distributed by AIG SunAmerica Capital Services, Inc.

www.sunamericafunds.com

SFSAN-6/05

Item 2. Code of Ethics.

     Not applicable.

Item 3. Audit Committee Financial Expert.

     Not applicable.

Item 4. Principal Accountant Fees and Services.

     Not applicable.

Item 5. Audit Committee of Listed Registrants.

     Not applicable.

Item 6. Schedule of Investments.

     Included in Item 1 to the form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

     Not applicable.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

     (a)  (1) Not applicable.

          (2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as
              Exhibit 99.CERT.

          (3)  Not applicable.

     (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Senior Floating Rate Fund, Inc.


By: /s/ Vincent M. Marra
    --------------------
Vincent M. Marra
President
Date: September 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Vincent M. Marra
    --------------------
Vincent M. Marra
President

Date: September 7, 2005


By: /s/ Donna M. Handel
    -------------------
Donna M. Handel
Treasurer

Date: September 7, 2005